General and administrative expenses (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) payment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Analysis of income and expense [abstract]
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Expected Expense In Year One, Share-Based Awards Other Than Options	$ 18,099,000	$ 16,776,000	$ 9,605,000
Material post retirement benefits for executive offices and directors	0
Share based compensation	28,506,000	27,421,000	25,547,000
Total employee benefits expenses	$ 46,605,000	$ 44,197,000	$ 35,152,000
Key management personnel compensation, post- employment benefits [Abstract]
Key management personnel compensation, post-employment benefits, amount of salary paid	2 months
Key management personnel compensation, post-employment benefits, number of payments | payment	1